Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of other accounts payable
	December 31,
	2020	2019
	USD

Employees and payroll accruals	$96	$149
Accrued expenses	235	973

	$331	$1,122